Annual Fund Operating Expenses	Aug. 01, 2025
Davenport Core Leaders Fund | Davenport Core Leaders Fund [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Other Expenses (as a percentage of Assets):	0.10%
Expenses (as a percentage of Assets)	0.85%
Davenport Value & Income Fund | Davenport Value & Income Fund [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Other Expenses (as a percentage of Assets):	0.11%
Expenses (as a percentage of Assets)	0.86%
Davenport Equity Opportunities Fund | Davenport Equity Opportunities Fund [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Other Expenses (as a percentage of Assets):	0.11%
Expenses (as a percentage of Assets)	0.86%
Davenport Small Cap Focus Fund | Davenport Small Cap Focus Fund [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Other Expenses (as a percentage of Assets):	0.12%
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	0.89%	[1]
Davenport Insider Buying Fund | Davenport Insider Buying Fund [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Other Expenses (as a percentage of Assets):	0.26%
Expenses (as a percentage of Assets)	1.01%
Davenport Balanced Income Fund | Davenport Balanced Income Fund [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Other Expenses (as a percentage of Assets):	0.18%
Expenses (as a percentage of Assets)	0.93%
Government Street Equity Fund | Government Street Equity Fund [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.04%	[2]
Other Expenses (as a percentage of Assets):	0.21%
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	0.87%	[3]
Government Street Opportunities Fund | Government Street Opportunities Fund [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.04%	[4]
Other Expenses (as a percentage of Assets):	0.23%
Acquired Fund Fees and Expenses	0.03%
Expenses (as a percentage of Assets)	1.05%	[5]
Jamestown Equity Fund | Jamestown Equity Fund [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%	[6]
Distribution and Service (12b-1) Fees	0.01%	[7]
Other Expenses (as a percentage of Assets):	0.30%
Acquired Fund Fees and Expenses	0.03%
Expenses (as a percentage of Assets)	0.99%	[8]

[1]	“Total Annual Fund Operating Expenses” will not correlate to the Fund’s ratio of total expenses to average net assets in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund but does not include “Acquired Fund Fees and Expenses.”
[2]	The Fund has adopted a Shareholder Servicing Plan which allows the Fund to make payments to financial organizations for providing account administration and account maintenance services to Fund shareholders. The annual limitation for the payment of these expenses is 0.25% of the Fund’s average daily net assets.
[3]	“Total Annual Fund Operating Expenses” will not correlate to the Fund’s ratio of total expenses to average net assets in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund but does not include “Acquired Fund Fees and Expenses.”
[4]	The Fund has adopted a Shareholder Servicing Plan that allows it to make payments to financial organizations for providing account administration and account maintenance services to Fund shareholders. The annual limitation for the payment of these expenses is 0.25% of the Fund’s average daily net assets.
[5]	“Total Annual Fund Operating Expenses” will not correlate to the Fund’s ratio of total expenses to average net assets in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund but does not include “Acquired Fund Fees and Expenses.”
[6]	Lowe, Brockenbrough & Company, Inc., doing business as Brockenbrough (the “Adviser”), has voluntarily agreed to waive a portion of its “Management Fees” so that “Total Annual Fund Operating Expenses” (excluding Acquired Fund Fees and Expenses, Shareholder Servicing Fees, taxes, interest, and extraordinary expenses) do not exceed 0.95%.
[7]	The Fund has adopted a Shareholder Servicing Plan which allows the Fund to make payments to financial organizations for providing account administration and account maintenance services to Fund shareholders. The annual limitation for payment of these expenses is 0.25% of the Fund’s average daily net assets.
[8]	“Total Annual Fund Operating Expenses” will not correlate to the Fund’s ratio of total expenses to average net assets in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund but does not include “Acquired Fund Fees and Expenses.”